Investment Objectives and Goals - M3Sixty Small Cap Growth Fund	Sep. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF M3SIXTY SMALL CAP GROWTH FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the M3Sixty Small Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation over a complete market cycle.